SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	$ 3,869				$ 3,420				$ 3,869	$ 3,420	$ 3,520
Future Policy Benefits and Claims	54,064				54,107				54,064	54,107	53,945
Unearned Premiums	845				782				845	782	795
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	26,192				23,399				26,192	23,399	21,311
Net Premiums and Policy Fees	681	$ 743	$ 700	$ 778	709	$ 758	$ 649	$ 860	2,902	2,976	2,548
Net Investment Income									2,982	2,889	2,825
Benefits and Settlement Expenses									4,924	4,901	4,256
Amortization of deferred acquisition costs and value of business acquired									309	208	176
Other Operating Expenses									680	782	775
Premiums Written									135	206	234
Retail Life and Annuity
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	2,806				2,480				2,806	2,480	2,417
Future Policy Benefits and Claims	19,506				18,483				19,506	18,483	17,674
Unearned Premiums	0				0				0	0	0
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	11,674				10,914				11,674	10,914	9,402
Net Premiums and Policy Fees									1,474	1,541	1,244
Net Investment Income									1,110	1,015	945
Benefits and Settlement Expenses									2,316	2,168	1,765
Amortization of deferred acquisition costs and value of business acquired									222	116	100
Other Operating Expenses									224	199	209
Premiums Written									0	0	0
Acquisitions
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	870				762				870	762	924
Future Policy Benefits and Claims	34,478				35,537				34,478	35,537	36,176
Unearned Premiums	1				2				1	2	2
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	5,914				6,361				5,914	6,361	6,387
Net Premiums and Policy Fees									1,320	1,317	1,173
Net Investment Income									1,590	1,648	1,533
Benefits and Settlement Expenses									2,411	2,510	2,237
Amortization of deferred acquisition costs and value of business acquired									19	24	11
Other Operating Expenses									234	267	232
Premiums Written									28	90	42
Stable Value Products
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	15				8				15	8	5
Future Policy Benefits and Claims	0				0				0	0	0
Unearned Premiums	0				0				0	0	0
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	8,526				6,056				8,526	6,056	5,444
Net Premiums and Policy Fees									0	0	0
Net Investment Income									303	230	244
Benefits and Settlement Expenses									124	133	144
Amortization of deferred acquisition costs and value of business acquired									5	3	3
Other Operating Expenses									3	4	4
Premiums Written									0	0	0
Asset Protection
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	178				170				178	170	174
Future Policy Benefits and Claims	34				40				34	40	44
Unearned Premiums	843				779				843	779	792
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	0				0				0	0	0
Net Premiums and Policy Fees									98	107	120
Net Investment Income									20	23	28
Benefits and Settlement Expenses									59	75	93
Amortization of deferred acquisition costs and value of business acquired									63	65	62
Other Operating Expenses									108	94	98
Premiums Written									97	105	180
Corporate and Other
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	0				0				0	0	0
Future Policy Benefits and Claims	46				47				46	47	51
Unearned Premiums	1				1				1	1	1
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	$ 78				$ 68				78	68	78
Net Premiums and Policy Fees									10	11	11
Net Investment Income									(41)	(27)	75
Benefits and Settlement Expenses									14	15	17
Amortization of deferred acquisition costs and value of business acquired									0	0	0
Other Operating Expenses									111	218	232
Premiums Written									$ 10	$ 11	$ 12